LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

16   LEASES

The Company’s leases consist of operating leases for learning centers and office spaces in different cities in the PRC. The Company reviews all options to extend, terminate, or purchase its right-of-use assets at the inception of the lease and accounts for these options when they are reasonably certain of being exercised. As of December 31, 2021, the Company had no long-term leases that were classified as a financing lease, and the Company’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee. Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheets. The Company recognizes rental expense on a straight-line basis over the lease term.

The components of rental expense for the years ended December 31, 2019, 2020 and 2021 consist as follows:

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Short-term rental expense	93,548	114,723	35,707
Operating lease expense excluding short-term rental expense	218,314	170,022	250,043

Other information related to operating leases is as follows:

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:	314,300	244,491	228,857
Non-cash right-of-use assets in exchange for new lease liabilities:	432,898	484,202	185,875

As of December 31, 2020 and 2021, the weighted average remaining lease term was 3.20 years and 2.76 years, respectively, and the weighted average discount rate was 5.72% and 5.60% for the Group’s operating leases, respectively.

The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December 31, 2020 and 2021.

The weighted-average remaining lease terms were calculated by using the remaining lease term and the lease liability balance for each lease as of December 31, 2020 and 2021.

16   LEASES (CONTINUED)

As of December 31, 2021, maturities of lease liabilities were as follows:

RMB
Year ending December 31,
2022	256,667
2023	165,389
2024	83,350
2025	31,251
2026	11,057
2027 and thereafter	3,658
Total lease payments	551,372
Less: imputed interest	38,860
Total	512,512
Less: current portion	239,937
Non-current portion	272,575

Gross rental expenses incurred under operating leases were RMB311,862, RMB284,745 and RMB285,750 for the years ended December 31, 2019, 2020 and 2021, respectively. Sublease rental income of RMB1,587, RMB971, and RMB583 for the years ended December 31, 2019, 2020 and 2021, respectively, were recognized as reductions of gross rental expenses.